Related Parties - Summary of Condensed Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Accounts receivable, net	$ 6,050	$ 5,212
Prepaid expenses and other current assets		269
Deferred revenue		120,078	$ 147,900	$ 127,200
Joyn [Member]
Related Party Transaction [Line Items]
Accounts receivable, net	1		163
Prepaid expenses and other current assets		24
Deferred revenue	5,595	9,862	17,135
Motif [Member]
Related Party Transaction [Line Items]
Accounts receivable, net	3,750	2,403	4,054
Prepaid expenses and other current assets		232
Deferred revenue	53,184	53,952	62,513
Genomatica [Member]
Related Party Transaction [Line Items]
Accounts receivable, net		1,500
Prepaid expenses and other current assets
Deferred revenue	20,499	30,128	38,059
Allonnia [Member]
Related Party Transaction [Line Items]
Accounts receivable, net	971	1,309
Prepaid expenses and other current assets		13
Deferred revenue	38,016	26,064	24,480
Synlogic [Member]
Related Party Transaction [Line Items]
Accounts receivable, net
Prepaid expenses and other current assets
Deferred revenue	60	72	144
Arcaea [Member]
Related Party Transaction [Line Items]
Accounts receivable, net	1,328
Deferred revenue	47,356
Ayana [Member]
Related Party Transaction [Line Items]
Deferred revenue	10,000	0
Verb [Member]
Related Party Transaction [Line Items]
Accounts receivable, net			4,217
Deferred revenue	$ 174,710	$ 120,078	$ 142,331